Related Party Balances And Transactions	12 Months Ended
Jun. 30, 2025
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions

Note 9 — Related party balances and transactions

Related party balances

a. Long-term deposits — related party

On February 11, 2019, the Company entered into a service agreement with Ad Navitas Pte Ltd, which is owned by our former shareholder and sole director, Mr. Sai Bin Loi. Ad Navitas Pte Ltd will assist the Company to provide software development projects. Per terms set forth in the agreement, the Company is required to maintain a minimum security amount of SGD 1,000,000 to Ad Navitas Pte Ltd after signing the agreement. Long-term deposits — related party was SGD 920,000 (USD 723,327), SGD 920,000 and SGD 1,000,000 as of June 30, 2025, 2024 and 2023, respectively. The Company has made an expected credit loss provision of SGD 181,000 (USD 142,307) and SGD 80,000 in the year ended June 30, 2025 and 2024.

b. Deposit paid for acquisition of subsidiary — related party

On December 1, 2020, RP Singapore entered into an acquisition agreement with Consap Pte Ltd. (“Consap”), which a company is controlled by Chee Wai Chan, who was appointed as RP Singapore’s COO and director in February 2021, to acquire the 100% equity interest in Consap, a limited company incorporated in Singapore, for total cash consideration of USD 2,400,000 (equivalent to SGD 3,216,960).

The acquisition is not completed as of June 30, 2025 and the completion is contingent and subject to certain conditions, including target sales performance, set out in the acquisition agreement.

Deposit of USD 1,400,000 (equivalent to SGD 1,856,171) has been paid to Consap on June 30, 2021. The remaining of consideration of USD 1,000,000 will be paid by RP Singapore to Consap on June 30, 2023 if the conditions are met. Pursuant to the acquisition agreement, in case the aforesaid acquisition is not completed, the deposits would be fully refundable to RP Singapore. This agreement has been superseded by a new addendum mentioned below.

The acquisition had not been completed and the remaining consideration of USD 1,000,000 has not been paid by RP Singapore to Consap on June 30, 2024. The completion is contingent and subject to certain conditions, including target sales performance, set out in the acquisition agreement. The acquisition was conditional upon Consap entering into one or more definitive sales agreements, with clients approved by RP Singapore, for total contracts value of not less than USD 2,000,000 on or before November 30, 2025. In the event that Consap fails to secure enough sales agreements for a total contracts value of at least USD 2,000,000, Consap shall return USD 1,400,000 to RP Singapore within seven days from December 31, 2025.

On March 31, 2024, an addendum to the acquisition agreement has been signed. Pursuant to the addendum, Consap should enter into one or more definitive sales agreements with client approved by RP Singapore, for a total contract value of not less than USD2,000,000 on or before November 30, 2025. The expected completion date will be within 30 days from the date of fulfilment of the condition precedents or March 31, 2026, whichever is earlier, the remaining of consideration of USD 1,000,000 will be paid by RP Singapore to Consap on the completion date. In the event that Consap fails to secure enough sales agreement for a total contracts value of at least USD 2,000,000, Consap shall return USD 1,400,000 to RP Singapore within seven days from December 31, 2025. As of June 30, 2025, 2024 and 2023, deposit paid to a related party for acquisition of subsidiary amounted to SGD 1,856,171 (USD 1,459,369), SGD 1,856,171 and SGD 1,856,171, respectively.

c. Amount due to directors

Mr. Sai Bin Loi (“Mr. Loi”) and Mr. Chee Wai Chan was the directors of Republic Power Pte Limited.

The Company borrows from Mr. Loi, the Company’s major shareholder and Mr. Long, the Company’s Chief Executive Officer, for operation purpose. The loans are interest free, free of collateral and repayable upon demand.

Name of Related Party	Relationship	Nature of Transactions	June 30, 2024	June 30, 2025	June 30, 2025
			SGD	SGD	USD
Mr. Sai Bin Loi	Mr. Loi was a shareholder and director of Republic Power Pte Limited	Loan	77,624	–	–
Mr. Ziyang Long	Mr. Long is a director of Republic Power Pte Limited	Loan	252,976	53,767	42,273
Mr. Chee Wai Chan	Mr. Chan was a director of Republic Power Pte Limited	Loan	71,088	–	–
			401,688	53,767	42,273

Mr. Chee Wai Chan has resigned from the position of director of Republic Power Pte Limited and Chief Operating Officer on August 1, 2024.

Mr. Sai Bin Loi has resigned from the position of director of Republic Power Pte Limited on October 28, 2025.

Related party transactions

a. Revenue

On December 6, 2022, the Company entered into a service agreement with Republic SC Pte Ltd., to provide consulting services to Republic SC Pte Ltd. for a software development project. During the years ended June 30, 2025, 2024 and 2023, Republic SC Pte Ltd. paid to the Company in a consideration of nil, nil and SGD 5,500 respectively.

Income tax

British Virgin Islands

Republic Power Group Limited is incorporated in the British Virgin Islands and conducts all of the Company’s businesses through the Company’s subsidiary in Singapore, Republic Power Pte Limited. Under the current laws of the British Virgin Islands, Republic Power Group Limited is not subject to tax on income or capital gains. In addition, upon payments of dividends by Republic Power Group Limited and the Company’s subsidiary in Singapore, Republic Power Pte. Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.